Shareholder Report, Average Annual Return (Details) 191732_Angel Oak Income ETF_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	45 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Angel Oak Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Angel Oak Income ETF NAV
Average Annual Return, Percent		5.32%	7.13%
Bloomberg U.S. Aggregate Bond Index_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.71%	4.60%